UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

             80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices)(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 9/30/13

Item 1.  Schedule of Investments.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares				Value
	COMMON STOCK - 77.4%
	ADVERTISING - 0.3%
257	WPP PLC - ADR			$ 26,456

	AEROSPACE / DEFENSE - 0.2%
265	AAR Corp.			7,242
153	Alliant Techsystems, Inc.			14,927
				22,169
	APPAREL - 0.1%
536	Unifi, Inc. *			12,521

	AUTO MANUFACTURERS - 0.2%
79	Tesla Motors, Inc. *			15,280

	AUTO PARTS & EQUIPMENT - 1.5%
2,449	Cooper Tire & Rubber Co.			75,429
317	Goodyear Tire & Rubber Co. *			7,117
287	Johnson Controls, Inc.			11,910
905	Meritor Inc. *			7,113
529	TRW Automotive Holdings Corp. *			37,723
				139,292
	BANKS - 1.5%
1,196	Banco Macro SA - ADR *			28,704
877	Credit Suisse Group AG - ADR			26,792
383	First Interstate Bancsystem Inc. - Cl. A			9,249
306	M&T Bank Corp.			34,247
2,702	Susquehanna Bancshares, Inc.			33,910
442	Umpqua Holdings Corp.			7,169
				140,071
	BEVERAGES - 0.3%
61	Boston Beer Co. Inc. *			14,897
217	Green Mountain Coffee Roasters, Inc. *			16,347
				31,244
	BIOTECHNOLOGY - 0.3%
71	Alexion Pharmaceuticals, Inc. *			8,247
291	NPS Pharmaceuticals, Inc. *			9,257
103	United Therapeutics Corp. *			8,121
				25,625
	BUILDING MATERIALS - 0.5%
539	Lennox International, Inc.			40,565
977	PGT, Inc. *			9,682
				50,247

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Shares				Value
	CHEMICALS - 1.8%
1,760	American Pacific Corp. *			$ 96,378
472	LyondellBasell Industries NV			34,564
297	Methanex Corp.			15,227
547	Sasol Ltd. - ADR			26,141
				172,310
	COMMERCIAL SERVICES - 7.0%
676	AMN Healthcare Services, Inc. *			9,302
3,463	Avis Budget Group Inc. *			99,838
1,497	Bridgepoint Education, Inc. *			27,006
1,680	Capella Education Co. *			95,021
314	Grand Canyon Education, Inc. *			12,648
318	Healthcare Services Group Inc.			8,192
3,926	ITT Educational Services, Inc. *			121,706
758	Manpowergroup, Inc.			55,137
213	On Assignment, Inc. *			7,029
192	PAREXEL International Corp. *			9,644
3,323	Providence Service Corp *			95,337
693	Rent-A-Center Inc.			26,403
1,648	RR Donnelley & Sons Co.			26,038
1,639	TrueBlue, Inc. *			39,352
941	WuXi PharmaTech Cayman Inc. - ADR *			25,783
				658,436
	COMPUTERS - 5.3%
298	Cognizant Technology Solutions Corp. - Cl. A *			24,472
9,005	Hewlett-Packard Co.			188,925
7,442	iGATE Corp. *			206,590
595	Seagate Technology PLC			26,025
994	Unisys Corp. *			25,039
2,582	Wipro Ltd. - ADR			26,491
				497,542
	COSMETICS / PERSONAL CARE - 0.1%
319	Inter Parfums, Inc.			9,567

	DISTRIBUTION / WHOLESALE - 0.6%
824	Arrow Electronics, Inc. *			39,989
107	MWI Veterinary Supply, Inc. *			15,982
				55,971
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
181	Altisource Portfolio Solutions SA *			25,342
149	Credit Acceptance Corp. *			16,511
901	E*TRADE Financial Corp. *			14,866
250	MarketAxess Holdings, Inc.			15,010
				71,729
	ELECTRICAL COMPOMENT & EQUIPMENT - 1.0%
4,544	Coleman Cable, Inc.			95,924

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Shares				Value
	ELECTRONICS - 2.8%
2,943	FLIR Systems, Inc.			$ 92,410
546	Methode Electronics, Inc.			15,288
202	Rogers Corp. *			12,015
10,197	Stoneridge, Inc. *			110,229
1,016	Taser International, Inc. *			15,148
230	TE Connectivity Ltd.			11,909
				256,999
	ENTERTAINMENT - 1.0%
1,261	Bally Technologies, Inc. *			90,868

	ENVIRONMENTAL CONTROL - 0.2%
140	Stericycle, Inc. *			16,156

	FOOD - 1.4%
2,332	Pilgrim's Pride Corp. *			39,154
11,382	SUPERVALU, Inc. *			93,674
				132,828
	FOREST PRODUCTS & PAPER - 1.2%
9,565	Xerium Technologies, Inc. *			110,858

	HEALTHCARE - PRODUCTS - 2.8%
494	ABIOMED, Inc. *			9,421
8,094	Boston Scientific Corp. *			95,024
402	Cantel Medical Corp.			12,804
163	Cyberonics, Inc. *			8,271
852	Female Health Co.			8,409
10,733	Rockwell Medical, Inc. *			122,464
				256,393
	HEALTHCARE - SERVICES - 1.9%
3,803	Alliance HealthCare Services, Inc. *			105,305
278	Bio-Reference Labs, Inc. *			8,307
128	Humana, Inc.			11,946
532	Kindred Healthcare, Inc.			7,145
484	UnitedHealth Group, Inc.			34,659
184	WellCare Health Plans, Inc. *			12,832
				180,194
	INSURANCE - 6.0%
554	Aflac, Inc.			34,342
3,666	American Safety Insurance Holdings Ltd. *			110,713
551	Genworth Financial Inc. - Cl. A *			7,047
2,648	HCI Group Inc.			108,144
2,310	ING Groep NV - ADR *			26,218
617	Lincoln National Corp.			25,908
5,564	MGIC Investment Corp. *			40,506
2,289	Protective Life Corp.			97,397
12,702	United Insurance Holdings Corp.			112,159
				562,434
Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Shares				Value
	INTERNET - 3.5%
314	Blucora, Inc. *			$ 7,216
264	Ctrip.com International Ltd. - ADR *			15,426
851	eGain Corp. *			12,842
536	Facebook, Inc. - Cl. A *			26,929
2,956	Giant Interactive Group Inc. - ADR			26,959
370	NetEase Inc. - ADR			26,866
9,361	Orbitz Worldwide, Inc. *			90,146
1,275	Sohu.com Inc. *			100,508
487	Symantec Corp.			12,053
160	TripAdvisor, Inc. *			12,134
				331,079
	IRON / STEEL - 1.0%
4,688	Cliffs Natural Resources, Inc.			96,104

	LODGING - 1.7%
2,082	Monarch Casino & Resort, Inc. *			39,516
15,689	Morgans Hotel Group Co. *			120,648
				160,164
	MEDIA - 1.4%
3,801	Gannett Co. Inc.			101,829
657	Reed Elsevier NV - ADR			26,346
				128,175
	METAL FABRICATE / HARDWARE - 0.4%
425	Kaydon Corp.			15,096
553	Tenaris SA - ADR			25,869
				40,965
	MISCELLANEOUS MANUFACTUREING - 0.5%
379	Dover Corp.			34,046
128	Sturm Ruger & Co. Inc.			8,017
				42,063
	OIL & GAS - 6.8%
19,467	Endeavour International Corp. *			104,148
88	EOG Resources, Inc.			14,897
1,909	Helmerich & Payne, Inc.			131,626
616	HollyFrontier Corp.			25,940
564	Murphy Oil Corp.			34,020
8,103	Parker Drilling Co. *			46,187
196	SM Energy Co.			15,129
3,026	Stone Energy Corp. *			98,133
11,234	Triangle Petroleum Corp. *			110,318
1,265	Ultra Petroleum Corp. *			26,021
1,292	YPF SA - ADR			26,008
				632,427
	OIL & GAS SERVICES - 0.2%
108	National Oilwell Varco, Inc.			8,436
103	Oceaneering International, Inc.			8,368
				16,804
	PACKAGING & CONTAINERS - 0.1%
489	Berry Plastics Group Inc. *			9,765
Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Shares				Value
	PHARMACEUTICALS - 5.5%
10,532	AcelRx Pharmaceuticals, Inc. *			$ 113,430
248	Catamaran Corp. *			11,396
220	Furiex Pharmaceuticals, Inc. *			9,678
80	Jazz Pharmaceuticals Plc *			7,358
5,721	Nature's Sunshine Products, Inc.			109,099
2,450	Questcor Pharmaceuticals, Inc.			142,100
352	Sagent Pharmaceuticals, Inc. *			7,181
412	Santarus, Inc. *			9,299
4,403	Warner Chilcott PLC			100,609
				510,150
	REITS - 1.1%
1,098	American Capital Agency Corp.			24,782
23,757	Chimera Investment Corp.			72,221
393	RLJ Lodging Trust			9,232
				106,235
	RETAIL - 7.4%
39	Chipotle Mexican Grill Inc. - Cl. A *			16,719
17,015	Destination XL Group Inc. *			110,087
207	Lithia Motors, Inc.			15,103
362	Lumber Liquidators Holdings Inc. *			38,607
3,921	Men's Wearhouse, Inc.			133,510
1,697	Nu Skin Enterprises, Inc.			162,471
356	Penske Automotive Group Inc.			15,212
111	PetSmart Inc.			8,465
5,393	Rite Aid Corp. *			25,671
6,259	Staples, Inc.			91,694
250	Tractor Supply Co.			16,793
6,485	Wendy's Co.			54,993
				689,325
	SAVINGS & LOANS - 0.4%
1,723	Washington Federal, Inc.			35,632

	SEMICONDUCTORS - 2.5%
4,637	Cirrus Logic, Inc. *			105,167
727	Exar Corp. *			9,749
733	Power Integrations, Inc.			39,692
881	Spreadtrum Communications Inc. - ADR			26,835
302	Texas Instruments Inc.			12,162
864	Xilinx, Inc.			40,487
				234,092
	SOFTWARE - 1.2%
3,622	Datawatch Corp. *			101,054
382	MedAssets, Inc. *			9,710
				110,764

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Shares				Value
	TELECOMMUNICATIONS - 3.3%
2,326	BT Group PLC - ADR			$ 128,628
4,167	Ciena Corp. *			104,092
1,483	Cisco Systems Inc.			34,732
645	Finisar Corp. *			14,596
1,521	Telecom Argentina SA - ADR *			27,302
				309,350
	TRANSPORTATION - 1.6%
789	Gulfmark Offshore, Inc.			40,152
6,527	YRC Worldwide, Inc. *			110,176
				150,328

	TOTAL COMMON STOCK (Cost - $7,128,053)			7,234,536

	EXCHANGE TRADED FUNDS - 6.8%
	DEBT FUND - 0.8%
698	Pimco Total Return ETF			73,897

	EQUITY FUND - 6.0%
8,034	Guggenheim BRIC ETF			283,199
4,990	iShares MSCI BRIC ETF			185,828
1,937	iShares MSCI Pacific ex Japan ETF			92,298
				561,325

	TOTAL EXCHANGE TRADED FUNDS (Cost - $632,609)			635,222

	SHORT-TERM INVESTMENTS - 14.6%
	MONEY MARKET FUND - 14.6%
682,559	AIM STIT - Liquid Assets Portfolio Institution 0.12% (a,b)			682,559
682,559	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a,b)			682,559
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,365,118)			1,365,118

	TOTAL INVESTMENTS - 98.8% (Cost - $9,125,780) (c)			$ 9,234,876
	OTHER ASSETS LESS LIABILITIES - 1.2%			111,307
	NET ASSETS - 100.0%			$ 9,346,183

ADR	American Depositary Receipt.
*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2013.
(b)	All or part of the security was held as collateral for futures contracts as of Seoptember 30, 2013.
(c)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $9,125,780 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	228,077
			Unrealized Depreciation:	(118,981)
			Net Unrealized Appreciation:	109,096

	FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2013	(Depreciation)
19	S&P E-Mini Future	December-13	$ 1,590,538	$ (15,725)

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares				Value
	MUTUAL FUNDS - 24.4%
	ASSET ALLOCATION FUNDS - 8.0%
4,765	Advantage Global Alpha Fund - Class I			$ 66,901
7,929	Invesco Balanced-Risk Allocation Fund/United States - Class A			100,381
11,527	KCM Macro Trends Fund - Class R-1			149,387
11,186	MainStay Marketfield Fund - Class I			201,579
4,253	Hundredfold Alternative Fund (a)			100,498
4,257	Permanent Portfolio			201,994
				820,740
	EQUITY FUNDS - 16.4%
9,600	Diamond Hill Long-Short Fund - Class A			201,514
6,961	DWS Diversified Market Neutral Fund - Class A *			67,032
9,381	Guggenheim U.S. Long Short Momentum Fund - Class A			134,989
9,962	Hancock Horizon Quantitative Long/Short Fund - Class A *			193,064
12,870	PIMCO Equity Long/Short Fund - Class A			149,551
11,081	Schwab Hedged Equity Fund - Select Shares *			200,118
27,092	Stone Ridge US Small Cap Variance Risk Premium Fund - Class I			288,533
27,985	Stone Ridge US Variance Risk Premium Fund - Class I			287,405
12,586	Virtus Dynamic AlphaSector Fund - Class A			147,629
				1,669,835

	TOTAL MUTUAL FUNDS (Cost - $2,492,477)			2,490,575

	EXCHANGE TRADED FUNDS - 63.2%
	EQUITY FUNDS - 63.2%
5,556	Cambria Global Tactical ETF			134,122
1,089	Consumer Discretionary Select Sector SPDR Fund			66,026
2,369	Financial Select Sector SPDR Fund			47,190
1,121	First Trust Consumer Discretionary AlphaDEX Fund			33,238
3,598	First Trust Dow Jones Internet Index Fund *			193,464
5,972	First Trust Financial AlphaDEX Fund			118,007
5,539	First Trust Industrials/Producer Durables AlphaDEX Fund			138,586
6,344	First Trust ISE Water Index Fund			199,265
5,088	First Trust ISE-Revere Natural Gas Index Fund			95,197
6,805	First Trust Materials AlphaDEX Fund			197,277
5,758	First Trust NASDAQ Clean Edge Green Energy Index Fund			93,740
3,484	First Trust NASDAQ-100 Technology Index Fund			112,812
1,128	First Trust NYSE Arca Biotechnology Index Fund *			73,094
2,300	First Trust Technology AlphaDEX Fund			62,480
666	Guggenheim S&P 500 Equal Weight Healthcare ETF			66,920
541	Guggenheim S&P 500 Equal Weight Technology ETF			37,751
5,714	Guggenheim S&P Global Water Index ETF			146,621
2,791	Guggenheim Solar ETF			96,317
1,195	Health Care Select Sector SPDR Fund			60,431
2,118	Industrial Select Sector SPDR Fund			98,212
548	iShares Global Financials ETF			28,825
476	iShares Global Healthcare ETF			37,828
1,420	iShares Global Materials ETF			84,987
385	iShares Global Tech ETF			28,810
1,157	iShares Global Telecom ETF			74,256
	Quantified Alternative Investment Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2013

Shares				Value
	EQUITY FUNDS - 63.2% (Continued)
302	iShares North American Tech ETF			$ 24,057
579	iShares North American Tech-Software ETF			44,166
742	iShares Transportation Average ETF			87,282
970	iShares U.S. Aerospace & Defense ETF			89,133
641	iShares U.S. Basic Materials ETF			47,421
1,051	iShares U.S. Financial Services ETF			77,890
3,541	iShares U.S. Insurance ETF			151,909
344	iShares U.S. Medical Devices ETF			29,133
1,424	iShares U.S. Oil & Gas Exploration & Production ETF			110,915
962	iShares U.S. Oil Equipment & Services ETF			60,183
348	iShares US Pharmaceuticals ETF			36,999
548	iShares US Regional Banks ETF			16,341
1,743	iShares US Telecommunications ETF			48,072
974	Market Vectors Agribusiness ETF			49,995
1,250	Market Vectors Biotech ETF			103,425
1,845	Market Vectors Coal ETF			35,055
3,943	Market Vectors Global Alternative Energy ETF			208,821
1,413	Market Vectors Oil Service ETF			66,524
738	Market Vectors Semiconductor ETF			29,454
3,600	Materials Select Sector SPDR Fund			151,200
2,979	PowerShares Aerospace & Defense Portfolio			81,952
1,628	PowerShares Dynamic Basic Materials Sector Portfolio			75,212
3,904	PowerShares Dynamic Biotechnology & Genome Portfolio *			136,913
4,314	PowerShares Dynamic Leisure & Entertainment Portfolio			135,718
6,258	PowerShares Dynamic Media Portfolio			145,611
4,030	PowerShares Dynamic Oil & Gas Services Portfolio			99,420
4,493	PowerShares Dynamic Retail Portfolio			150,381
2,681	PowerShares Global Clean Energy Portfolio			30,698
12,678	PowerShares Global Water Portfolio			267,633
2,619	PowerShares S&P SmallCap Consumer Discretionary Portfolio			115,000
1,498	PowerShares S&P SmallCap Financials Portfolio			55,022
623	PowerShares S&P SmallCap Health Care Portfolio			30,564
5,155	PowerShares Water Resources Portfolio			123,256
13,377	PowerShares WilderHill Clean Energy Portfolio			84,944
1,730	PowerShares WilderHill Progressive Energy Portfolio			50,033
356	SPDR Morgan Stanley Technology ETF			29,128
3,397	SPDR S&P Insurance ETF			192,814
2,201	SPDR S&P Oil & Gas Equipment & Services ETF			92,420
1,762	SPDR S&P Oil & Gas Exploration & Production ETF			116,098
883	SPDR S&P Pharmaceuticals ETF			67,938
720	SPDR S&P Regional Banking ETF			25,668
888	SPDR S&P Retail ETF			72,878
270	Vanguard Consumer Discretionary ETF			26,681
1,137	Vanguard Health Care ETF			105,900
1,549	Vanguard Industrials ETF			138,481
620	Vanguard Information Technology ETF			50,053
1,695	Vanguard Materials ETF			161,279
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,345,358)			6,455,126
	Quantified Alternative Investment Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2013

Shares				Value
	SHORT-TERM INVESTMENTS - 10.9%
	MONEY MARKET FUNDS - 10.9%
557,982	AIM STIT - Liquid Assets Portfolio Institution 0.12% (b,c)			$ 557,982
557,982	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (b,c)			557,982
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,115,964)			1,115,964

	TOTAL INVESTMENTS - 98.5% (Cost - $9,953,799) (d)			$ 10,061,665
	OTHER ASSETS LESS LIABILITIES - 1.5%			153,750
	NET ASSETS - 100.0%			$ 10,215,415

*	Non-Income producing investment.
(a)	Affiliated investment company.
(b)	Variable rate security; the rate shown represents the rate at September 30, 2013
(c)	All or part of the security was held as collateral for futures contracts as of September 30, 2013.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures)
	is $9,953,799 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 145,347
			Unrealized Depreciation:	(37,481)
			Net Unrealized Appreciation:	$ 107,866

	FUTURES CONTRACTS			Unrealized
No. of			Notional Value at	Appreciation
Contracts	Name	Expiration	September 30, 2013	(Depreciation)
23	NASDAQ 100E-Mini Future *	December-13	$ 1,476,140	$ (8,225)
10	S&P E-Mini Future *	December-13	837,125	20,569
				$ 12,344

Quantified Managed Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares				Value
	EXCHANGE TRADED FUNDS - 91.8%
	DEBT FUNDS - 91.8%
20,254	iShares 1-3 Year Credit Bond ETF			$ 2,132,341
25,350	iShares 1-3 Year Treasury Bond ETF			2,141,061
10,179	iShares 3-7 Year Treasury Bond ETF			1,235,018
17,160	iShares 7-10 Year Treasury Bond ETF			1,752,208
12,460	iShares Core Total US Bond Market ETF			1,335,712
36,752	iShares iBoxx $ High Yield Corporate Bond ETF			3,365,013
2,437	iShares iBoxx $ Investment Grade Corporate Bond ETF			276,648
4,792	iShares National AMT-Free Muni Bond ETF			500,716
14,072	iShares Short Treasury Bond ETF			1,551,579
6,376	iShares TIPS Bond ETF			717,810
22,644	Peritus High Yield ETF			1,164,355
30,171	Pimco Total Return ETF			3,194,204
21,315	SPDR Barclays 1-3 Month T-Bill *			976,014
29,273	SPDR Barclays High Yield Bond ETF			1,166,236
39,315	SPDR Barclays International Treasury Bond ETF			2,294,816
36,660	Vanguard Total Bond Market ETF			2,965,061
	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,622,093)			26,768,792

	CLOSED-END FUNDS - 4.5%
6,410	AllianceBernstein Global High Income Fund Inc.			96,342
8,245	BlackRock Corporate High Yield Fund VI Inc.			96,961
7,735	BlackRock Credit Allocation Income Trust			100,865
6,530	BlackRock Floating Rate Income Strategies Fund Inc.			96,840
14,318	MFS Charter Income Trust			128,146
22,139	MFS Government Markets Income Trust			125,528
18,607	MFS Intermediate Income Trust			98,803
18,151	Putnam Premier Income Trust			95,474
6,562	Templeton Emerging Markets Income Fund			93,705
7,004	Wells Fargo Advantage Multi-Sector Income Fund			99,037
5,473	Western Asset Emerging Markets Debt Fund Inc.			98,186
10,745	Western Asset High Income Fund II Inc.			101,325
8,403	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund			97,475
	TOTAL MUTUAL FUNDS (Cost - $1,300,775)			1,328,687

	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUNDS - 2.6%
375,737	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a,b)			375,737
375,737	AIM STIT - Liquid Assets Portfolio Institution 0.12% (a,b)			375,737
	TOTAL SHORT-TERM INVESTMENTS (Cost - $751,474)			751,474

	TOTAL INVESTMENTS - 98.9% (Cost - $28,674,342)			$ 28,848,953
	OTHER ASSETS LESS LIABILITIES - 1.1%			322,904
	NET ASSETS - 100.0%			$ 29,171,857

*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2013
(b)	All or part of the security was held as collateral for futures contracts as of September 30, 2013.
(c)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $28,674,342 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 197,026
			Unrealized Depreciation:	(22,415)
			Net Unrealized Appreciation:	$ 174,611

	FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2013	Appreciation
11	US Long Bond Future	December-13	$ 146,712,500	$ 344

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 97.9%
	EQUITY FUNDS - 97.9%
63,263	EGShares Emerging Markets Consumer ETF	$ 1,704,305
122,647	First Trust Dow Jones Internet Index Fund *	6,594,729
283,520	First Trust ISE-Revere Natural Gas Index Fund	5,304,659
46,711	iShares China Large-Cap ETF	1,732,044
47,698	iShares Core S&P Small-Cap ETF	4,758,829
96,519	iShares International Select Dividend ETF	3,500,744
138,761	iShares MSCI Australia ETF	3,506,490
36,020	iShares MSCI Brazil Capped ETF	1,725,718
74,244	iShares MSCI China ETF	3,418,936
335,837	iShares MSCI Italy Capped ETF	4,742,019
38,212	iShares MSCI Pacific ex Japan ETF	1,820,802
211,541	iShares MSCI Russia Capped ETF	4,573,516
29,124	iShares MSCI South Korea Capped ETF	1,792,000
155,998	iShares MSCI Spain Capped ETF	5,420,931
22,233	iShares MSCI Thailand Capped ETF	1,657,693
16,913	iShares Nasdaq Biotechnology ETF	3,544,965
52,447	iShares Russell 1000 Growth ETF	4,101,355
37,869	iShares Russell 2000 Growth ETF	4,765,435
43,856	iShares S&P Small-Cap 600 Growth ETF	4,752,236
56,294	iShares U.S. Oil Equipment & Services ETF	3,521,753
28,362	Market Vectors Biotech ETF	2,346,672
52,190	Market Vectors Brazil Small-Cap ETF	1,742,102
61,753	Market Vectors Oil Service ETF	2,907,331
61,536	Market Vectors Russia ETF	1,734,085
87,256	Market Vectors Semiconductor ETF	3,482,387
140,894	PowerShares DWA Developed Markets Technical Leaders Portfolio	3,527,986
51,863	Powershares QQQ Trust Series 1	4,089,397
64,024	PowerShares S&P 500 High Beta Port ETF	1,729,929
99,204	Schwab U.S. Large-Cap Growth ETF	4,075,300
45,588	SPDR S&P Biotech ETF	5,888,146
23,922	SPDR S&P China ETF	1,770,946
55,384	Vanguard Growth ETF	4,686,040
41,295	Vanguard Small-Cap Growth ETF	4,726,626
112,054	WisdomTree India Earnings Fund	1,716,667
	TOTAL EXCHANGE TRADED FUNDS (Cost - $115,554,847)	117,362,773

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUNDS - 2.2%
1,338,307	AIM STIT - Liquid Assets Portfolio Institution 0.12% (a)	1,338,307
1,338,307	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a)	1,338,307
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,676,614)	2,676,614

	TOTAL INVESTMENTS - 100.1% (Cost - $118,231,461) (b)	$ 120,039,387
	LIABILITIES LESS OTHER ASSETS - (0.1) %	(114,212)
	NET ASSETS - 100.0%	$ 119,925,175

*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2013
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $118,231,461 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,469,014
	Unrealized Depreciation:	(661,088)
	Net Unrealized Appreciation:	$ 1,807,926

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The following is a summary of significant accounting policies followed by the Funds in preparation of its Portfolio of Investments.

Securities valuation – Securities listed on an exchange for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the last bid price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor and/or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor and/or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for each Fund’s assets and liabilities measured at fair value:

QUANTIFIED MANAGED BOND FUND
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 26,768,792	$ -	$ -	$ 26,768,792
Closed-End Funds	1,328,687	-	-	1,328,687
Money Market	751,474	-	-	751,474
Derivatives
Futures Contracts	344	-	-	344
Total Assets	$ 28,849,297	$ -	$ -	$ 28,849,297

QUANTIFIED ALL-CAP EQUITY FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 7,234,536	$ -	$ -	$ 7,234,536
Exchange Traded Funds	635,222	-	-	635,222
Money Market	1,365,118	-	-	1,365,118
Total Assets	$ 9,234,876	$ -	$ -	$ 9,234,876
Liabilities - Derivatives
Futures Contracts	$ (15,725)	$ -	$ -	$ (15,725)
Total Liabilities	$ (15,725)	$ -	$ -	$ (15,725)

QUANTIFIED MARKET LEADERS FUND
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 117,362,773	$ -	$ -	$ 117,362,773
Money Market Fund	2,676,614	-	-	2,676,614
Total Investments	$ 120,039,387	$ -	$ -	$ 120,039,387

QUANTIFIED ALTERNATIVE INVESTMENT FUND *
Assets	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$ 2,490,575	$ -	$ -	$ 2,490,575
Exchange Traded Funds	6,455,126	-	-	6,455,126
Money Market	1,115,964	-	-	1,115,964
Derivatives
Futures Contracts	20,569	-	-	20,569
Total Assets	$ 10,082,234	$ -	$ -	$ 10,082,234
Liabilities - Derivatives
Futures Contracts	$ (8,225)	$ -	$ -	$ (8,225)
Total Liabilities	$ (8,225)	$ -	$ -	$ (8,225)

* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the year.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts.  A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and options on futures contracts.

As of September 30, 2013, Managed Bond Fund had a net urealized appreciation interest rate risk exposure of $344. All-Cap Equity Fund and Altrernative Investment Fund had a net unrealized (depreciation) appreciation equity risk exposure of $(15,725) and $12,344, respectively.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred  Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President

Date

11/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

     Catherine Ayer-Rigsby, President

Date

11/29/13

By (Signature and Title)

/s/ Kevin Wolf

     Kevin Wolf, Treasurer

Date

11/29/13